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                                                            File Nos. 333-138560
                                                                      811-21978

As filed with the Securities and Exchange Commission on May 15, 2012

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                        Pre-Effective Amendment No. ____                [_]

                         Post-Effective Amendment No. 17                [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                 Amendment No. 18                       [X]

                        (Check appropriate box or boxes)

                             PIONEER SERIES TRUST VI*
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        [X] immediately upon filing pursuant to paragraph (b)
        [_] on [date] pursuant to paragraph (b)
        [_] 60 days after filing pursuant to paragraph (a)(1)
        [_] on [date] pursuant to paragraph (a)(1)
        [_] 75 days after filing pursuant to paragraph (a)(2)
        [_] on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        [_] This post-effective amendment designates a new effective date for a Previously filed post-effective amendment.

*This filing relates solely to Pioneer Multi-Asset Real Return Fund, a series of the Registrant.

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                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Admendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 15th day of May, 2012.

                                     PIONEER SERIES TRUST VI

                                     By:  /s/ Daniel K. Kingsbury
                                          Daniel K. Kingsbury
                                          Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on May 15, 2012:

    Signature                       Title

    John F. Cogan, Jr.*             Chairman of the Board,
    John F. Cogan, Jr.              President (Principal Executive
                                    Officer) and Trustee

    Mark E. Bradley*                Treasurer (Principal
    Mark E. Bradley                 Financial and Accounting Officer)

    David R. Bock*                  Trustee
    David R. Bock

    Mary K. Bush*                   Trustee
    Mary K. Bush

    Benjamin M. Friedman*           Trustee
    Benjamin M. Friedman

    Margaret B. W. Graham*          Trustee
    Margaret B. W. Graham

    /s/ Daniel K. Kingsbury         Executive Vice President and Trustee
    Daniel K. Kingsbury

    Thomas J. Perna*                Trustee
    Thomas J. Perna

    Marguerite A. Piret*            Trustee
    Marguerite A. Piret

    Stephen K. West*                Trustee
    Stephen K. West

*By: /s/ Daniel K. Kingsbury        Dated: May 15, 2012
     Daniel K. Kingsbury
     Attorney-in-Fact

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Pioneer Cayman Commodity Fund Ltd. certifies that it has duly caused this
Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the city of Boston, and Commonwealth of Massachussetts, on the 15th day of May, 2012.

                                           PIONEER CAYMAN COMMODITY FUND, LTD.

                                           By: /s/ Daniel K. Kingsbury
                                           ------------------------------------
                                               Daniel K. Kingsbury
                                               Director

This Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., has been signed below by the following person in the capacity indicated below on May 15, 2012.

                SIGNATURE                                  TITLE
------------------------------------------  -----------------------------------

/s/ Daniel K. Kingsbury                                   Director
------------------------------------------
Daniel K. Kingsbury

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                         EXHIBIT INDEX

       Index Number        Description of Index

       EX-101.INS          XBRL Instance Document

       EX-101.SCH          XBRL Taxonomy Extension Schema Document

       EX-101.CAL          XBRL Taxonomy Extension Calculation Document

       EX-101.DEF          XBRL Taxonomy Extension Definition Document

       EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase

       EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase